Warrant Derivative (Tables)	6 Months Ended
Mar. 31, 2025
Warrant Derivative [Abstract]
Schedule of Warrant Activity

Following is a summary of the warrant activity for the six months ended March 31, 2025, and for the years ended September 30, 2024 and 2023:

			Weighted
			Average
			Remaining
		Average	Contractual
	Number of Warrants	Exercise Price	Term in Years

Outstanding at September 30, 2023	—	$—	—
Granted	1,458,333	0.72	5.38
Exercised	—	—	—
Surrendered	—	—	—
Expired	—	—	—
Outstanding at September 30, 2024	1,458,333	0.72	5.38
Granted	12,681,818	0.68	5.14
Exercised	(9,640,151)	1.65	—
Surrendered	—	—	—
Expired	—	—	—
Outstanding at March 31, 2025	4,500,000	0.72	5.14

Schedule of Fair Value of the Warrants

The fair value of the warrants was calculated using the Binomial Model with the following assumptions as follows:

	Oct 14,	Nov 5,	Nov 12,
Warrants	2024	2024	2024
Market price per share (USD/share)	$0.77	$0.84	$1.13
Exercise price (USD/share)	0.61-0.72	0.72	0.72
Risk free rate	3.89%	4.17%	4.33%
Dividend yield	—%	—	—
Expected term/Contractual life (years)	5.25	5.50	5.50